Stock-based compensation (Details) - Schedule of Employee stock-based compensation recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Employee stock-based compensation recognized [Abstract]
Cost of revenue	$ 840	$ 148	$ 84
Engineering, research, and development	2,419	175	103
Sales and marketing	3,532	53	40
General and administrative	13,215	2,065	1,529
Total stock-based compensation	$ 20,006	$ 2,441	$ 1,756